Income Taxes - Gross rollforward of deferred income tax assets, net (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Gross rollforward of deferred income tax assets, net
Deferred income tax account at beginning of period	$ 17,132,915	$ 13,791,257
Statement of income credit	1,574,610	2,598,712
Other comprehensive income ("OCI") credit	7,528,693	1,154,097
Retained earnings charge		(342,420)
Disposed Operations	(22,836)	(68,731)
Deferred income tax account at end of period	$ 26,213,382	$ 17,132,915